OTHER INFORMATION (Details)	3 Months Ended		1 Months Ended
	Mar. 31, 2012 Class A Common Stock	Mar. 21, 2012 Class A Common Stock	Mar. 31, 2012 Vantiv Holding Class A units	Mar. 31, 2012 Vantiv Holding Class B units	Mar. 31, 2012 Vantiv Holding Fifth Third Common stock
OTHER INFORMATION
Stock split ratio	175.76		1.7576	1.7576
Conversion ratio for conversion of units into common stock					1
Conversion ratio for conversion of non-voting LLC units into common stock	1	1